SUPPLEMENTAL CASH FLOW INFORMATION - Changes in Liabilities arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Balance at beginning of year	$ 42,249	$ 46,693
Cash flows	687	(897)
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(448)	(4,278)
Foreign currency translation	(2,194)	541
Fair value	0	(261)
Held for sale	(1,349)	0
Other changes	(83)	451
Balance at end of year	$ 38,862	$ 42,249